S000093508 [Member] Fees and Expenses - Northern Trust 2045 Inflation-Linked Distributing Ladder ETF	Dec. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund.You may be required to pay commissions and/or other forms of compensation to a financial intermediary for transactions in shares of the Fund, which are not reflected in the table or the example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER.
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period beginning with commencement of operations on August 18, 2025 through December 31, 2025, the Fund’s portfolio turnover rate was 1.22% of the average value of its portfolio.

Portfolio Turnover, Rate	1.22%